Supplement dated July 3, 2013
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Large Cap Growth ETF	3/01/2013
The section entitled Fees and Expenses of the Fund in the "Summary of the Fund" section of the Fund's Prospectus is hereby replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.77%
Distribution and/or service (12b-1) fees(a)	0.00%
Other expenses(b)	9.86%
Total annual Fund operating expenses	10.63%
Less: Fee waivers and/or expense reimbursements(c)	(9.77%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements(c)	0.86%
(a)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Fund's Board of Trustees has not currently approved the commencement of any payments under the plan.
(b)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.86%.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
1 year	3 years	5 years	10 years
$88	$2,179	$4,041	$7,853